PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated June 13, 2008

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 15, 2008, Julius Baer Investment Management LLC, a sub-adviser to the International Equity Fund, is now known as Artio Global Management LLC.

Artio Global Investors Inc. (Artio Global) is the holding company of Artio Global Management LLC, a registered investment adviser with headquarters in New York City. Artio Global, formerly known as Julius Baer Americas Inc., is a subsidiary of the Swiss-based Julius Baer Group, an entity whose roots date back to the 19th century.

PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated June 13, 2008

to the Institutional Prospectus

dated September 28, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 15, 2008, Julius Baer Investment Management LLC, a sub-adviser to the International Equity Fund, is now known as Artio Global Management LLC.

Artio Global Investors Inc. (Artio Global) is the holding company of Artio Global Management LLC, a registered investment adviser with headquarters in New York City. Artio Global, formerly known as Julius Baer Americas Inc., is a subsidiary of the Swiss-based Julius Baer Group, an entity whose roots date back to the 19th century.